VAN KAMPEN FOCUS PORTFOLIOS, SERIES 223
                              Bandwidth Portfolio I

                          SUPPLEMENT TO THE PROSPECTUS

     Notwithstanding anything to the contrary in the prospectus, the deferred sales charge will accrue daily from November 10, 2000 through April 9, 2001.

Dated: August 28, 2000